OPERATING LEASES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Cost of property, plant and equipment	$ 3,490,646	$ 3,490,742
Accumulated depreciation	612,972	507,669
Operating lease, ROU asset	$ 10,991	14,642
Weighted average remaining lease term	5 years
Weighted average discount rate, percent	5.50%
Operating lease cost	$ 9,628	8,951	$ 5,603
Operating lease, expense	11,200	13,000	$ 8,600
Hilli LLC
Lessor, Lease, Description [Line Items]
Vessels and equipment, net	1,119,200
Leaseholds and leasehold improvements
Lessor, Lease, Description [Line Items]
Cost of property, plant and equipment	2,149,000	2,149,100
Accumulated depreciation	$ 413,000	$ 356,000